Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues	$ 238,782	$ 186,371	$ 180,665
Cost of revenues	(118,603)	(92,637)	(99,913)
Operating expenses	(124,502)	(112,527)	(137,174)
Net (loss)/income attributable to Xunlei Limited	1,191	(13,840)	(53,169)
Variable Interest Entity, Primary Beneficiary [Member]
Net (loss)/income attributable to Xunlei Limited	2,913	(10,673)	(56,328)
Variable Interest Entity, Primary Beneficiary [Member] | Third-party
Net revenues	228,736	186,679	178,070
Cost of revenues	(109,722)	(92,388)	(99,781)
Operating expenses	(110,367)	(101,421)	(117,714)
Variable Interest Entity, Primary Beneficiary [Member] | Inter-company
Operating expenses	$ (8,032)	$ (7,177)	$ (7,302)